Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000248158 [Member]
Shareholder Report [Line Items]
Fund Name	Keating Active ETF
Class Name	Keating Active ETF
Trading Symbol	KEAT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Keating Active ETF (the “Fund”) for the period of February 1, 2025 to January 31, 2026 (the “Period”). You can find additional information about the Fund at https://etfkeatinginvestment.com. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://etfkeatinginvestment.com. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://etfkeatinginvestment.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$95	0.83%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund delivered very strong performance in 2025, and this continued into early 2026. It is notable that this was achieved despite roughly 30% of the Fund remaining in short-term Treasury bonds to reduce risk. Strong performance was driven by surging precious metal mining stocks as well as attractive gains from our international holdings. We have gravitated to these underrepresented areas because we believed they were trading at favorable prices in comparison to the broader market. In addition, we believed that growing political dysfunction in the U.S. would encourage international investors to accumulate precious metals and refocus investment within their own boarders.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

PERFORMANCE
	One Year	Since Inception (3/26/2024)
Keating Active ETF - NAV	28.40%	17.92%
Solactive GBS United States 1000 Index	15.11%	17.58%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://etfkeatinginvestment.com for more recent performance information.

Performance Inception Date	Mar. 26, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 110,305,256
Holdings Count | holding	29
Advisory Fees Paid, Amount	$ 788,021
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$110,305,256	Advisory Fees	$788,021
# of Portfolio Holdings	29	Fees Waived and/or Expenses Reimbursed	$(15,626)
Portfolio Turnover Rate*	14%	Net Advisory Fees Paid	$772,395
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

INVESTMENT WEIGHTING (as a % of Net Assets)
Fixed Income ETFs	27.8%
Materials	18.7%
Energy	16.9%
Consumer Staples	16.4%
Communication Services	10.2%
Health Care	4.6%
Industrials	3.7%
Financials	0.8%
Real Estate	0.5%
Investments Purchased with Proceeds from Securities Lending	13.8%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
iShares 0-5 Year TIPS Bond ETF	27.8%
Barrick Mining Corp.	8.1%
Agnico Eagle Mines Ltd.	7.4%
Vodafone Group PLC - ADR	4.2%
GSK PLC - ADR	3.8%
J. Sainsbury PLC - ADR	3.7%
Talos Energy, Inc.	3.5%
Oceaneering International, Inc.	3.4%
Molson Coors Beverage Co. - Class B	3.3%
Verizon Communications, Inc.	3.3%